Deferred Income Tax Assets and Liabilities	12 Months Ended
Mar. 31, 2020
Deferred Income Tax Assets And Liabilities
Deferred Income Tax Assets and Liabilities
11	DEFERRED INCOME TAX ASSETS AND LIABILITIES

Changes in deferred income tax assets and liabilities

	As At March 31, 2020
	Opening Balance	Recognized in statements of income	Exchange Difference	Closing Balance

Deferred tax assets:
Minimum alternate tax carry-forward	$88	$2	$(6)	$84
Property and equipment	76	120	(9)	187
Credit impairment loss	5,044	(3,740)	(918)	386
Current advances and film production	—	11,791	(2,916)	8,875
Others	3,281	(4,328)	2,167	1,120
Total income deferred tax asset	$8,489	$3,845	$(1,682)	$10,652
Deferred income tax liabilities:
Property and equipment	(624)	38	520	(66)
Content advances and film production	34,029	20,100	1,397	(12,532)
Total deferred income tax liability	$(34,653)	$20,138	$1,917	$(12,598)

Net deferred tax (liability)	$(26,164)	$23,983	$235	$(1,946)
As at March 31, 2020
Deferred income tax asset				$742
Deferred income tax liability				$(2,688)

		As At March 31, 2019
	Opening Balance	Impact of adoption of IFRS 9	Recognized in statements of income	Exchange Difference	Closing Balance
	(in thousands)
Deferred tax assets:
Minimum alternate tax carry-forward	$927	—	$(778)	$(61)	$88
Property and equipment	83	—	(2)	(5)	76
Credit impairment loss	—	673	4,385	(14)	5,044
Others	2,442	—	984	(116)	3,310
Total income deferred tax asset	$3,452	673	$4,589	$(196)	$8,518
Deferred income tax liabilities:
Property and equipment	(776)	—	142	10	(624)
Intangible assets	(41,815)	—	5,313	2,473	(34,029)
Others	(29)	—	—	—	(29)
Total deferred income tax liability	(42,620)	—	$5,455	$2,483	$(34,682)

Net deferred tax (liability)	(39,168)	673	$10,044	$2,287	$(26,164)
As at March 31, 2019
Deferred income tax asset					$1,263
Deferred income tax liability					$(27,427)

Deferred tax is calculated in full on all temporary differences under the liability method using the local tax rate of the country in which the timing difference occurs.

Deferred tax assets have been recognised on the basis that there is reasonable certainty of profitability to utilize the available losses and tax credits. However, in view of tax losses on Group’s Indian listed subsidiary, deferred tax assets on deductible temporary differences have been recognised to the extent of deferred tax liability on taxable temporary difference on account of lack of sufficient certainty of future earnings against which such deferred tax asset can be realised.

Deferred tax liabilities to the extent of $21,390 (2019: $49,163 and 2018: $43,962) have not been provided on the undistributed earnings of subsidiaries as Eros is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The excess tax paid under MAT provisions over and above normal tax liability can be carried forward and setoff against future tax liabilities computed under normal tax provisions. The Indian subsidiaries were required to pay MAT in the past years and accordingly, a deferred tax asset of $84 (2019: $88 and 2018: $927) has been recognised in the consolidated financial position, which can be carried forward for a period of fifteen assessment years immediately succeeding the assessment year in which it becomes allowable.